Condensed Financial Information of Parent Company - Company Statement of Cash Flows (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Apr. 29, 2024	Oct. 31, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Operating activities
Profit before tax			$ 295.8		$ 196.5		$ 121.6
Adjustments for:
Bargain purchase gain on acquisitions			0.0		(0.3)		(71.6)
Movement in fair value of derivative instruments			(188.1)		(66.9)		111.1
Other revaluations			15.5		(9.1)		9.3
Operating cash flows before changes in working capital			181.2		181.9		265.6
Working capital adjustments:
Increase in trade and other receivables			(2,757.9)		777.6		3,141.1
Increase/(decrease) in trade and other payables			2,952.6		(709.5)		(2,873.8)
Increase in equity instruments			(3,376.9)		(173.3)		(402.3)
Increase in debt securities			1,372.3		1,049.8		83.3
Cash flow from operating activities			1,221.6		790.9		243.6
Corporation tax paid			(58.1)		(55.9)		(18.0)
Net cash from operating activities			1,163.5		735.0		225.6
Investing activities
Net cash used in investing activities			(35.3)		(97.6)		(46.3)
Financing activities
Proceeds from issuance of additional Tier 1 capital (AT1)			0.0		0.0		100.0
Issuance costs of additional Tier 1 capital (AT1)			0.0		0.0		(2.4)
Repayment of Tier 2 debt securities			0.0		0.0		(50.0)
Proceeds from issuance of ordinary shares	$ 73.1	$ 0.0	73.1		0.0		0.0
Issuance costs of ordinary shares			(4.8)		0.0		0.0
Purchase of own shares			(19.8)		(3.1)		(7.9)
Dividends paid			(77.1)		(58.3)		(6.6)
Net cash (used in)/from financing activities			(37.2)		(72.8)		26.5
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes			1,091.0		564.6		205.8
Cash and cash equivalents
Cash and cash equivalents at 1 January			1,483.5	[1]	910.1		712.0
Increase in cash			1,091.0		564.6		205.8
Cash and cash equivalents at 31 December			2,556.6		1,483.5	[1]	910.1
Separate
Operating activities
Profit before tax			(25.3)		91.1		(13.3)
Adjustments for:
Impairment of investments in subsidiaries			24.8		8.2		32.3
Bargain purchase gain on acquisitions			0.0		(0.9)		0.0
Movement in fair value of derivative instruments			56.1		(17.3)		2.7
Share-based payment expense			29.6		20.3		16.7
Other revaluations			2.4		(2.1)		0.0
Operating cash flows before changes in working capital			87.6		99.3		38.4
Working capital adjustments:
Increase in trade and other receivables			(581.9)		(1,127.9)		2.5
Increase/(decrease) in trade and other payables			49.1		(172.6)		51.8
Increase in equity instruments			(14.7)		(188.8)		(118.1)
Increase in debt securities			875.8		1,170.4		59.4
Cash flow from operating activities			415.9		(219.6)		34.0
Corporation tax paid			(0.1)		(0.9)		(3.6)
Net cash from operating activities			415.8		(220.5)		30.4
Investing activities
(Increase)/decrease in subordinated loan receivable			(8.4)		292.8		(63.5)
Net cash used in investing activities			(8.4)		292.8		(63.5)
Financing activities
Proceeds from issuance of additional Tier 1 capital (AT1)			0.0		0.0		100.0
Issuance costs of additional Tier 1 capital (AT1)			0.0		0.0		(2.4)
Repayment of Tier 2 debt securities			0.0		0.0		(50.0)
Proceeds from issuance of ordinary shares			73.1		0.0		0.0
Issuance costs of ordinary shares			(4.8)		0.0		0.0
Purchase of own shares			(19.8)		(3.1)		(7.9)
Dividends paid			(77.1)		(58.3)		(6.6)
Net cash (used in)/from financing activities			(28.6)		(61.4)		33.1
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes			378.8		10.9		0.0
Cash and cash equivalents
Cash and cash equivalents at 1 January			10.9		0.0		0.0
Increase in cash			378.8		10.9		0.0
Cash and cash equivalents at 31 December			$ 389.7		$ 10.9		$ 0.0

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information